Share-Based Payments - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Stock Options (Detail)	12 Months Ended
	Oct. 31, 2023 yr $ / shares	Oct. 31, 2022 yr $ / shares
Two thousand and twenty three stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %	3.33%
Expected dividend yield	5.79%
Expected price volatility	20.58%
Expected life of option | yr	6.93
Weighted-average fair value | $ / shares	$ 6.81
Two thousand and twenty two stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %		1.42%
Expected dividend yield		4.11%
Expected price volatility		17.67%
Expected life of option | yr		6.7
Weighted-average fair value | $ / shares		$ 7.54